Accounts payable and accrued expenses:	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]
Note 10 - Accounts payable and accrued expenses:

At December 31, 2017 and 2018, the balances are as follows:

	December 31,

	2017		2018

Suppliers	Ps	428,881	Ps	313,574
Taxes payable		157,387		230,196
Use rights of assets under concession		127,076		247,729
Accounts payable to related parties (Note 15.1)		87,951		97,332
Salaries payable		111,984		127,289
Sundry creditors for services provided		583,059		810,973
Accounts payable to contractors		265,236		44,331

Total	Ps	1,761,574	Ps	1,871,424

Due to the fact that these accounts mature at a term of under one year, their fair value is considered to approximate their book value.